REVERSAL OF IMPAIRMENT CHARGES (Details) $ in Millions		3 Months Ended				9 Months Ended
	Jun. 05, 2017	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 $ / oz	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) $ / oz	Sep. 30, 2016 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal of impairment charges		$ 0.0			$ 0.0	$ 524.1	$ 0.0
Côté Gold
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in joint venture	30.00%
Euro Ressources S. A. and Rosebel Gold Mines N. V.
Disclosure of impairment loss and reversal of impairment loss [line items]
Valuation assumption, life of mine						11 years
Valuation assumption, estimated price for first 5 years (in dollars per ounce) | $ / oz						1,225
Valuation assumption, estimated price after first 5 years (in dollars per ounce) | $ / oz				1,200
Real weighted average cost of capital discount rate		6.00%				6.00%
Fair value assumptions, mineralization of cash generating units (in dollars per ounce) | $ / oz						45
Property, plant and equipment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal of impairment charges		$ 0.0	$ 124.1		0.0	$ 124.1	0.0
Reversal of impairment charges, net of tax			79.9
Exploration and evaluation assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal of impairment charges		$ 0.0	$ 400.0		$ 0.0	$ 400.0	$ 0.0